Registration Nos. 333-196172

811-08561

As filed With the Securities and Exchange Commission on October 15, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-effective Amendment No.	[ ]

Post-Effective Amendment No.	[ 15 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No.	[ 207 ]

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway

Houston, Texas 77019-2191

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 871-2000

(Depositor’s Telephone Number, including Area Code)

Trina Sandoval, Esq.

American General Life Insurance Company

21650 Oxnard Street

Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

Copy to:

Kim DeGennaro, Esq.

American General Life Insurance Company

2919 Allen Parkway, L4-01

Houston, Texas 77019

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]	on (date) pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL-R

PLATINUM CHOICE VUL 2

PART A – PROSPECTUS

Incorporated by reference to the Prospectus dated May 3, 2021, as filed under Form N-6, Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 203 under the Investment Company Act of 1940, File Nos. 333-196172 and 811-08561, filed on April 28, 2021, Accession No. 0001193125-21-136890.

A supplement dated October 15, 2021 to the Prospectus is included in Part A of this Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 207 under the Investment Company Act of 1940, File Nos. 333-196172 and 811-08561.

PART B – STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information dated May 3, 2021, as filed under Form N-6, Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 203 under the Investment Company Act of 1940, File Nos. 333-196172 and 811-08561, filed on April 28, 2021, Accession No. 0001193125-21-136890.

A supplement dated October 15, 2021 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 207 under the Investment Company Act of 1940, File Nos. 333-196172 and 811-08561.

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

SEPARATE ACCOUNT VL-R

PLATINUM CHOICE VUL 2

SUPPLEMENT TO POLICY PROSPECTUS DATED MAY 3, 2021

The following information applies to the Prospectus (the “Prospectus”). The date of the Prospectus has been changed to October 15, 2021. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective on or about November 8, 2021 (“Effective Date”), certain variable investment options under the Policy will be reorganized, pending shareholder approval (the “Reorganization”). Underlying Funds of Anchor Series Trust (the “Target Variable Investment Options”) will be reorganized into the underlying Funds of SunAmerica Series Trust (the “Acquiring Variable Investment Options”) as shown in the table below. On the Effective Date, all references in the Prospectus to “Anchor Series Trust” or “Anchor ST” will be removed and all references to each of the Target Variable Investment Options will be replaced with the corresponding Acquiring Variable Investment Option.

VARIABLE INVESTMENT OPTIONS

Target Variable Investment Options	Target Variable Investment Options Investment Adviser (sub- adviser, if applicable)	Acquiring Variable Investment Options	Acquiring Variable Investment Options Investment Adviser (sub-adviser, if applicable)

Anchor ST SA Wellington Capital Appreciation Portfolio - Class 3	SunAmerica Asset Management, LLC* (Wellington Management Company LLP)	SunAmerica ST SA Wellington Capital Appreciation Portfolio - Class 3	SunAmerica Asset Management, LLC* (Wellington Management Company LLP)

Anchor ST SA Wellington Government and Quality Bond Portfolio - Class 3	SunAmerica Asset Management, LLC* (Wellington Management Company LLP)	SunAmerica ST SA Wellington Government and Quality Bond Portfolio - Class 3	SunAmerica Asset Management, LLC* (Wellington Management Company LLP)

* SunAmerica Asset Management, LLC is an affiliate of AGL.

The Reorganization, if approved, will mean shares of the Target Variable Investment Options will be exchanged for the shares of the corresponding Acquiring Variable Investment Options, the total value of which will be equal to the total value of the shares of the Target Variable Investment Options you hold on the date of the Reorganization.

You may at any time before 3:00 p.m. central time one business day prior to the Effective Date (i.e., Thursday, November 4, 2021) transfer your Policy accumulation values in the Target Variable Investment Option to any of the other variable investment options available under the Policy. If you wish to transfer any accumulation values, please call our VUL Administrative Center at the telephone number below to give us instructions to transfer your accumulation value to another variable investment option.

Existing automatic instructions for dollar cost averaging or automatic rebalancing into or out of the Target Variable Investment Options (as applicable) that are scheduled for the Effective Date will be executed on the Effective Date and will be automatically directed to the corresponding Acquiring Variable Investment Option.

Neither our automatic transfer of the accumulation values to the Acquiring Variable Investment Option on the Effective Date, nor your transfer of accumulation value out of the Target Variable Investment Option prior to November 4, 2021 or out of the Acquiring Variable Investment Option within 60 days after the Effective Date (i.e., January 4, 2022), will count against the free transfers that you are permitted to make in a Policy Year or for the purposes of our market timing policies and procedures.

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Additional information regarding the Variable Investment Options, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/AGVUL or by calling 1-800-340-2765.

Dated: October 15, 2021

Please keep this Supplement with your Prospectus

2

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

SEPARATE ACCOUNT VL-R

PLATINUM CHOICE VUL 2

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2021

The date of the Statement of Additional Information is changed to October 15, 2021.

Dated: October 15, 2021

Please keep this Supplement with your Statement of Additional Information.

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PART C: OTHER INFORMATION

Item 30. Exhibits

Exhibit No.	Description	Location
(a)	Board of Directors Resolution.
(1)	Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R.	Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.
(b)	Custodian Agreements.	Inapplicable.
(c)	Underwriting Contracts.
(1)	Distribution Agreement with American General Equity Services Corporation.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(2)	Distribution Agreement with AIG Capital Services, Inc.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2019.

(d)	Contracts.
(1)	AG Platinum Choice VUL 2 (renamed “AG Platinum Choice VUL 2” as of July 3, 2017) Flexible Premium Variable Universal Life Insurance Policy, Interstate Insurance Compact Version, Policy Form No. ICC14-14904.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(2)	Platinum Choice VUL 2 (renamed “Platinum Choice VUL 2” as of August 23, 2019) Flexible Premium Variable Universal Life Insurance Policy, Interstate Insurance Compact Version, Policy Form No. ICC14-14904.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(3)	AG Platinum Choice VUL 2 Flexible Premium Variable Universal Life Insurance Policy, State Specific Version, Policy Form No. 14904

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(4)	Platinum Choice VUL 2 Flexible Premium Variable Universal Life Insurance Policy, Nationwide Non-Compact Version, Policy Form No. 14904.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(5)	Monthly Guarantee Premium Rider for First 20 Years, Form No. 04720.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 17, 2004.

(6)	Guaranteed Minimum Death Benefit Rider, Interstate Insurance Compact Version, Form No. ICC14-14291.	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 22, 2014.
(7)	Guaranteed Minimum Death Benefit Rider, Interstate Insurance Compact Version, Form No. ICC19-19666.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(8)	Guaranteed Minimum Death Benefit Rider, State Specific Version, Form No. 14291.	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 22, 2014.
(9)	Guaranteed Minimum Death Benefit Rider, Nationwide Non-Compact Version, Form No. 19666.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(10)	Accidental Death Benefit Rider, Form No. 82012.

Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.

(11)	Children’s Insurance Benefit Rider, Term Life Insurance, Form No. 82410.

Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.

(12)	Term Life Insurance Benefit Rider, Providing Annually Renewable Term Insurance (Spouse Term Rider), Form No. 88390.

Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.

(13)	Disclosure of Accelerated Death Benefits (also known as Terminal Illness Rider), Form No. AGLC102084 Rev0917.

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2018.

(14)	Waiver of Monthly Deduction Rider, State Specific Version, Form No. 14002.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(15)	Overloan Protection Rider, Form No. 07620.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(16)	Supplemental Application for Chronic Illness Accelerated Death Benefit Rider (Accelerated Access Solution(SM)), Interstate Insurance Compact Version, Form No. ICC13-107422-2013 Rev0315.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.

(17)	Supplemental Application for Chronic Illness Accelerated Death Benefit Rider (Accelerated Access Solution(SM)), State Specific Version, Form No. AGLC107422-2013 Rev0315.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.

(18)	Death Benefit Installment Rider (also referred to as the Select Income Rider), Nationwide, Form No. 15997.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(19)	Enhanced Surrender Value Rider, Interstate Insurance Compact Version, Form No. ICC15-15990.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(20)	Enhanced Surrender Value Rider, Nationwide, Form No. 15990.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(21)	Children’s Term Life Insurance Rider, Interstate Insurance Compact Version, Form No. ICC16-16420.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(22)	Children’s Term Life Insurance Rider, Nationwide, Form No. 16420.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(23)	Waiver of Specified Premium Rider, Nationwide, Form No. 14306.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(24)	Waiver of Monthly Deduction Rider, Interstate Insurance Compact Version, Form No. ICC14-14002.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(25)	Accidental Death Benefit Rider, Interstate Insurance Compact Version, Form No. ICC18-18012.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2019.

(26)	Accidental Death Benefit Rider, Nationwide Non-Compact Version, Form No. 18012.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2019.

(27)	Enhanced Surrender Value Rider, Interstate Insurance Compact Version, Form No. ICC15-15990.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(28)	Enhanced Surrender Value Rider, Nationwide Non-Compact Version, Form No. 15990.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(29)	Guaranteed Minimum Cash Value Rider, Interstate Insurance Compact Version, Form No. ICC19-19716.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(30)	Guaranteed Minimum Cash Value Rider, Nationwide Non-Compact Version, Form No. 19716.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(e)	Applications.
(1)	Specimen form of Individual Life Insurance Application Single Insured - Part A, Form No. ICC15-108087 rev0218.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2019.

(2)	Specimen form of Life Insurance Application - Part B (Medical History), Form No. ICC15-108088 rev0516.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(3)	Specimen Form of Variable Universal Life Insurance Supplemental Application, Nationwide Non-Compact Version, Form No. AGLC107631-2019.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(4)	Form of Variable Universal Life Insurance Supplemental Application, Interstate Insurance Compact Version, Form No. ICC19-107631.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on June 24, 2019.

(f)	Depositor’s Certificate of Incorporation and By-Laws.
(1)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (P)	Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life

Insurance Company Separate Account D filed on October 16, 1991.
(2)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995

Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(3)	By-Laws of American General Life Insurance Company, restated as of June 8, 2005.

Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

(g)	Reinsurance Contracts.
(1)	Form of Reinsurance Agreement with General & Cologne Life Re of America.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(2)	Form of Reinsurance Agreement with Munich American Reassurance Company.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(3)	Form of Reinsurance Agreement with RGA Reinsurance Company.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(4)	Form of Reinsurance Agreement with Swiss Re Life & Health America, Inc.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(5)	Automatic and Facultative Reinsurance Agreement with Generali USA Life Reinsurance Company.

Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.

(h)	Participation Agreements.
(1)(a)	Form of Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).

Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(1)(b)	Form of Amendment No. 4 to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).

Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(1)(c)	Form of Amendment No. 6 to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.
(1)(d)	Form of Amendment No. 10 to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-143072) of American General Life Insurance Company Separate Account VL-R filed on August 22, 2007.

(1)(e)	Form of Amendment No. 12 to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on August 28, 2008.

(1)(f)	Form of Amendment No. 14 to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) effective April 30, 2010.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2011.

(2)(a)	Form of Participation Agreement with The Alger American Fund.

Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(3)(a)	Form of Shareholder Services Agreement with American Century Investment Management, Inc.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(3)(b)	Form of Amendment No. 2 to Shareholder Services Agreement with American Century Investment Management, Inc.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(3)(c)	Specimen Form of Amendment No. 3 to Shareholder Services Agreement with American Century Investment Services, Inc.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(4)(a)	Form of Fund Participation Agreement with American Funds Insurance Series.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-137892) of American General Life Insurance Company (formerly AIG SunAmerica Life Assurance Company) Variable Separate Account filed on April 26, 2007.

(4)(b)	Form of Amendment No. 3 to the Fund Participation Agreement with American Funds Insurance Series.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(4)(c)	Form of Amendment No. 6 to the Fund Participation Agreement with American Funds Insurance Series.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(4)(d)	Consent to Assign with American Funds Insurance Series.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(5)(a)	Form of Participation Agreement with Anchor Series Trust.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(5)(b)	Form of Amendment 1 to Participation Agreement with Anchor Series Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(6)(a)	Form of Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 27, 2012.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(6)(b)	Form of Amendment No. 1 to Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(7)(a)	Form of Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust dated as of October 1, 2002.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(7)(b)	Form of Amendment No. 3 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust dated as of March 31, 2006.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.

(7)(c)	Form of Amendment No. 4 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-143072) of American General Life Insurance Company Separate Account VL-R filed on August 22, 2007.
(7)(d)	Form of Amendment No. 5 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.

(7)(e)	Form of Amendment No. 6 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.

Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.

(7)(f)	Form of Amendment to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(8)(a)	Form of Fund Participation Agreement with JPMorgan Insurance Trust effective as of April 24, 2009.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.

(8)(b)	Form of Fund Amendment No. 3 to Participation Agreement with JPMorgan Insurance Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(9)(a)	Form of Fund Participation Agreement with Janus Aspen Series.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(9)(b)	Form of Amendment No. 8 to Fund Participation Agreement with Janus Aspen Series.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on August 28, 2008.

(9)(c)	Form of Amendment No. 11 to Fund Participation Agreement with Janus Aspen Series.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(9)(d)	Form of Amendment to Fund Participation Agreement with Janus Aspen Series.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.

(10)(a)	Form of Participation Agreement with MFS Variable Insurance Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(10)(b)	Form of Amendment No. 5 to Participation Agreement with MFS Variable Insurance Trust.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(10)(c)	Form of Amendment No. 14 to Participation Agreement with MFS Variable Insurance Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on August 28, 2008.

(10)(d)	Form of Letter Amendment to the Participation Agreement with MFS Variable Insurance Trust.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(10)(e)	Form of Amendment No. 16 to Participation Agreement with MFS Variable Insurance Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(11)(a)	Sales Agreement with Neuberger & Berman Advisors Management Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(11)(b)	Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) with Neuberger & Berman Management Incorporated.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(11)(c)	Form of Amendment to Fund Participation Agreement with Neuberger Berman Advisers Management Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.

(11)(d)	Form of Amendment No. 3 to Fund Participation Agreement with Neuberger Berman Advisers Management Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(12)(a)	Form of Participation Agreement with PIMCO Variable Insurance Trust.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(12)(b)	Form of Amendment No. 1 to Participation Agreement with PIMCO Variable Insurance Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.

(12)(c)	Form of Amendment No. 2 to Participation Agreement with PIMCO Variable Insurance Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on October 2, 2007.

(12)(d)	Form of Novation of and Amendment to Participation Agreement with PIMCO Variable Insurance Trust.

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2012.

(12)(e)	Form of Fourth Amendment to Participation Agreement with PIMCO Variable Insurance Trust.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2015.
(13)(a)	Form of Participation Agreement with Seasons Series Trust.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(13)(b)	Form of Amendment 1 to Participation Agreement with Seasons Series Trust.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(14)(a)	Form of Participation Agreement with SunAmerica Series Trust.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(14)(b)	Form of Addendum to Fund Participation Agreement For Class A Shares with SunAmerica Series Trust.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(14)(c)	Form of Amendment to Participation Agreement with SunAmerica Series Trust dated July 2, 2003.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

(15)(a)	Form of Participation Agreement with American General Series Portfolio Company.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(15)(b)	Amendment One to Participation Agreement with American General Series Portfolio Company dated as of July 21, 1998.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(15)(c)	Form of Amendment Two to Participation Agreement with American General Series Portfolio Company.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(15)(d)	Form of Amendment Three to Participation Agreement with North American Funds Variable Product Series I (formerly American General Series Portfolio Company).

Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(15)(e)	Form of Amendment Four to Participation Agreement with VALIC Company I (formerly North American Funds Variable Product Series I).

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

(15)(f)	Form of Amendment Ninth to Participation Agreement with AIG Retirement Company I (formerly VALIC Company I).

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on August 28, 2008.

(15)(g)	Form of Amendment Eleventh to Participation Agreement with VALIC Company I (formerly AIG Retirement Company I) effective as of May 1, 2009.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.

(15)(h)	Form of Twelfth Amendment to Participation Agreement with VALIC Company I.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2011.

(15)(i)	Form of Thirteenth Amendment to Participation Agreement with VALIC Company I.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(15)(j)	Form of Fourteenth Amendment to Participation Agreement with VALIC Company I.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(16)(a)	Form of Participation Agreement with VALIC Company II.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(16)(b)	Form of Amendment 1 to Participation Agreement with VALIC Company II.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(17)(a)	Specimen form of Administrative Services Agreement with Invesco Advisers, Inc.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(17)(b)	Specimen form of Account Services Agreement with Invesco Distributors, Inc.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(17)(c)	Specimen form of Second Amendment to the Account Services Agreement with Invesco Distributors, Inc.

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2017.

(18)(a)	Form of Service Agreement Class O with Fred Alger Management, Inc.

Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(19)(a)	Form of Shareholder Services Agreement with Anchor Series Trust.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(20)(a)	Form of Amended and Restated Service Contract with Fidelity Variable Insurance Products Funds effective May 1, 2012.	Incorporated by reference to Form N-6 Registration Statement (File No. 333-185761) of American General Life Insurance Company Separate Account II filed on January 2, 2013.
(21)(a)	Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(21)(b)	Form of First Amendment to Service Agreement with Fidelity Investments Institutional Operations Company, Inc.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.

(22)(a)	Form of Administrative Services Agreement with Franklin Templeton Services, Inc. dated as of July 1, 1999.

Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(22)(b)	Form of Amendment to Administrative Services Agreement with Franklin Templeton Services, LLC effective November 1, 2001.

Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(22)(c)	Form of Amendment No. 8 to Administrative Services Agreement with Franklin Templeton Services, LLC.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.

(22)(d)	Form of Amendment No. 9 to Administrative Services Agreement with Franklin Templeton Services, LLC.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(23)(a)	Form of Distribution and Shareholder Services Agreement with Janus Distributors, Inc.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(24)(a)	Form of Amended and Restated Administrative Services Agreement with Neuberger & Berman Management Incorporated.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(25)(a)	Form of Services Agreement with Pacific Investment Management Company LLC.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(25)(b)	Form of Amendment No. 1 to Services Agreement with Pacific Investment Management Company LLC.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2009.

(25)(c)	Form of Amendment No. 2 to Services Agreement with Pacific Investment Management Company LLC.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2015.

(25)(d)	Form of Amendment to Services Agreement with Pacific Investment Management Company LLC.

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2018.

(26)(a)	Form of PIMCO Variable Insurance Trust Services Agreement with PIMCO Variable Insurance Trust.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(26)(b)	Form of Amendment No. 2 to PIMCO Variable Insurance Trust Services Agreement with PIMCO Investments LLC.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2015.

(27)(a)	Form of Shareholder Services Agreement with Seasons Series Trust.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(28)(a)	Form of Administrative Services Agreement with SunAmerica Asset Management Corp.

Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(28)(b)	Form of Amendment No. 4 to Administrative Services Agreement with SunAmerica Asset Management, LLC.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(29)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with AIM/Invesco.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(30)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Alger.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(31)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with American Century.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(32)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with American Funds.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2015.

(32)(b)	Form of Amendment No. 2 to SEC Rule 22c-2 Information Sharing Agreement with American Funds.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2015.

(33)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Anchor Series Trust.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(34)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Fidelity.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(35)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Franklin Templeton.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(36)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with JPMorgan Insurance Trust.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.

(37)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Janus.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(38)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with MFS.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(39)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Neuberger Berman.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(40)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with PIMCO.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(40)(b)	Form of Amendment No. 1 to SEC Rule 22c-2 Information Sharing Agreement with PIMCO.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2015.

(41)(a)	Form of SEC Rule 22c-2 Information sharing Agreement with Seasons Series Trust.

Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.

(42)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with SunAmerica.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(43)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with VALIC Company I.

Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(44)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with VALIC Company II.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2015.

(45)(a)	Form of Consent to Assignment of Fund Participation and other Agreements with AIG Capital Services, Inc.

Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.

(i)	Administrative Contracts.
(1)(a)	Form of Service and Expense Agreement dated February 1, 1974 with American International Group, Inc.

Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(1)(b)	Form of Addendum No. 1 to Service and Expense Agreement with American International Group, Inc. dated May 21, 1975.

Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(1)(c)	Form of Addendum No. 2 to Service and Expense Agreement with American International Group, Inc. dated September 23, 1975.

Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(1)(d)	Form of Addendum No. 24 to Service and Expense Agreement with American International Group, Inc. dated December 30, 1998.

Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(1)(e)	Form of Addendum No. 28 to Service and Expense Agreement with American International Group, Inc. effective January 1, 2002.

Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(1)(f)	Form of Addendum No. 30 to Service and Expense Agreement with American International Group, Inc. effective January 1, 2002.

Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(1)(g)	Form of Addendum No. 32 to Service and Expense Agreement with American International Group, Inc. effective May 1, 2004.

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(1)(h)	Specimen form of Addendum No. 45 to Service and Expense Agreement with American International Group, Inc. dated October 1, 2017.

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2018.

(j)	Other Material Contracts.
(1)	Amended and Restated Unconditional Capital Maintenance Agreement with American International Group, Inc.

Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.

(2)	Termination Agreement of the Amended and Restated Unconditional Capital Maintenance Agreement with American International Group, Inc.

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 29, 2016.

(k)	Legal Opinion.
(1)	Opinion of Counsel and Consent of Depositor.

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(l)	Actuarial Opinion.
(1)	Opinion and Consent of American General Life Insurance Company’s actuary.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.
(m)	Calculation.	None
(n)	Other Opinions.
(1)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.	Filed herewith.
(o)	Omitted Financial Statements.	None
(p)	Initial Capital Agreements.	None
(q)	Redeemability Exemption.
(1)	Description of Issuance, Transfer and Redemption Procedures for the Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of April 30, 2020.	Incorporated by reference to Post-Effective Amendment No. 12 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on April 28, 2020.
(r)	Form of Initial Summary Prospectus	None
(s)	Powers of Attorney.
(1)	Power of Attorney - American General Life Insurance Company.	Filed herewith.

Item 31.  Directors and Officers of the Depositor

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR

Kevin T. Hogan (2)	Director, Chairman of the Board, Chief Executive Officer, and President
Jonathan J. Novak (5)	Director, Chief Executive Officer, Institutional Markets

Todd P. Solash (1)	Director, Chief Executive Officer, Individual Retirement and Life Insurance
Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer
Terri N. Fiedler	Director, Senior Vice President and Chief Distribution Officer
Emily W. Gingrich (2)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Michael P. Harwood	Director and Senior Vice President
Alireza Vaseghi (2)	Director, Senior Vice President and Chief Investment Officer
Timothy M. Heslin	President, Life US
Bryan A. Pinsky (1)	President, Individual Retirement
Katherine A. Anderson	Senior Vice President and Chief Risk Officer
David Ditillo (7)	Senior Vice President and Chief Information Officer
Christopher P. Filiaggi (6)	Senior Vice President and Life Controller
Christina M. Haley (1)	Senior Vice President, Product Filing
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Frank A. Kophamel	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Gabriel A. Lopez (1)	Senior Vice President, Individual Retirement Operations
Christopher V. Muchmore (1)	Senior Vice President, Chief Financial Officer, Individual Retirement
Christine A. Nixon (1)	Senior Vice President
Sai P. Raman (3)	Senior Vice President, Institutional Markets
Sabyasachi Ray (2)	Senior Vice President and Chief Operating Officer
Mallary L. Reznik (1)	Senior Vice President, General Counsel and Assistant Secretary
Eric G. Tarnow	Senior Vice President, Life Products
Lloyd J. Bellow	Vice President and Tax Officer
Nicolas Berg (2)	Vice President
Michelle D. Campion (4)	Vice President
Justin J. W. Caulfield (2)	Vice President and Treasurer
Daniel R. Cricks	Vice President and Tax Officer
Jeffrey S. Flinn	Vice President
Lisa K. Gerhart	Vice President and Assistant Life Controller
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Julie Cotton Hearne	Vice President and Secretary
Christopher J. Hobson (1)	Vice President
Stephen G. Lunanuova (6)	Vice President and Tax Officer
Jennifer N. Miller (4)	Vice President
Thomas A. Musante (4)	Vice President
Mary M. Newitt (1)	Vice President, Product Filing
Mark A. Peterson	Vice President, Distribution
Stewart R. Polakov (1)	Vice President
Jennifer A. Roth (1)	Vice President, 38a-1 Compliance Officer
Thomas C. Spires	Vice President and Tax Officer

Murtaza A. Cheema	Anti-Money Laundering and Economic Sanctions Compliance Officer
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (1)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (7)	Investment Tax Officer
Michael F. Mulligan (1)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (2)	Head of Domestic Pension Risk Transfer
Staci R. Smith	Manager, State Filings
Aileen V. Apuy (5)	Assistant Manager, State Filings
Melissa H. Cozart	Privacy Officer

(1)	21650 Oxnard Street, Woodland Hills, CA 91367
(2)	28 Liberty Street, 45th Floor, New York, NY 10005
(3)	50 Danbury Road, Wilton, CT 06897
(4)	777 S. Figueroa Street, Los Angeles, CA 90017
(5)	10880 Wilshire Boulevard, Los Angeles, CA 90024
(6)	30 Hudson Street, Jersey City, NJ 07302
(7)	3211 Shannon Road, Durham, NC 27707

Item 32.   Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-21-025742, filed on February 19, 2021. Exhibit 21 is incorporated herein by reference.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 33.   Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 34.   Principal Underwriters

(a) Other Activity. Registrant’s principal underwriter, AIG Capital Services, Inc., also acts as principal underwriter for the following investment companies:

American General Life Insurance Company

Variable Separate Account

Variable Annuity Account Five

Variable Annuity Account Seven

Variable Annuity Account Nine

Variable Annuity Account Ten

Separate Account D

Separate Account I

Separate Account VL-R

The United States Life Insurance Company in the City of New York

FS Variable Separate Account

FS Variable Annuity Account Five

Separate Account USL VL-R

Separate Account USL A

The Variable Annuity Life Insurance Company

Separate Account A

(b) Management.

The following information is provided for each director and officer of the principal underwriter.

Name and Principal Business Address*	Positions and Offices with Underwriter AIG Capital Services, Inc.
James T. Nichols (1)	Director, President and Chief Executive Officer
Terri N. Fiedler (2)	Director, Senior Vice President and Chief Distribution Officer
Christina Nasta	Director, Executive Vice President, Sales Operations
Frank Curran (1)	Vice President, Chief Financial Officer, Chief Operations Officer, Controller and Treasurer
Michael Fortey (2)	Chief Compliance Officer
Daniel Cricks (2)	Vice President, Tax Officer

T. Clay Spires (2)	Vice President, Tax Officer
Julie Cotton Hearne (2)	Vice President and Secretary
John Thomas Genoy (1)	Vice President
Mallary L. Reznik	Vice President
Virginia Puzon	Assistant Secretary
Rosemary Foster (2)	Assistant Secretary
Marjorie Washington (2)	Assistant Secretary

*Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

       (1) Harborside 5, 185 Hudson Street, Jersey City, New Jersey 07311.

       (2) 2727-A Allen Parkway, Houston, TX 77019.

(c) Compensation From the Registrant. AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 35.   Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191.

Item 36.   Management Services            Not applicable.

Item 37.   Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AGL Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment under rule 485(b) under the Securities Act and has duly caused this Registration Statement amendment to be signed on its behalf, by the undersigned, duly authorized, in the City of New York, and State of New York on this 14th day of October, 2021.

AGL Separate Account VL-R
(Registrant)

BY:	AMERICAN GENERAL LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

BY:	/s/ CHRISTOPHER P. FILIAGGI
CHRISTOPHER P. FILIAGGI
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*KEVIN T. HOGAN	Director, Chairman of the Board, Chief Executive Officer and President (Principal Executive Officer)	October 14, 2021
KEVIN T. HOGAN

October 14, 2021
*THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)
THOMAS J. DIEMER
October 14, 2021

*CHRISTOPHER P. FILIAGGI	Senior Vice President and Life Controller
CHRISTOPHER P. FILIAGGI	(Principal Accounting Officer)

*TERRI N. FIEDLER	Director	October 14, 2021
TERRI N. FIEDLER

*MICHAEL P. HARWOOD	Director	October 14, 2021
MICHAEL P. HARWOOD

*JONATHAN J. NOVAK	Director	October 14, 2021
JONATHAN J. NOVAK

*TODD P. SOLASH	Director	October 14, 2021
TODD P. SOLASH

*ALIREZA VASEGHI	Director	October 14, 2021
ALIREZA VASEGHI

*BY: /s/ TRINA SANDOVAL		October 14, 2021
TRINA SANDOVAL
Attorney-in-Fact
(Pursuant to Powers of Attorney
previously filed)